OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Components of Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	$ 13,875	$ 13,202
Current period change	1,086	(204)	$ 1,063
Balance end of period	15,461	13,875	13,202
URA(D) of securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(831)	(723)
Current period change	854	(109)
Balance end of period	23	(831)	(723)
Foreign Currency Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(323)	(195)
Current period change	242	(128)
Balance end of period	(81)	(323)	(195)
Benefit plan net gain (loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	16	(16)
Current period change	(10)	33
Balance end of period	6	16	(16)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(1,138)	(934)	(1,996)
Current period change	1,086	(204)	1,063
Balance end of period	$ (52)	$ (1,138)	$ (934)